CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Deferred Revenue, Interest Income, Other Income/(Loss), Net, Income and non-income taxes payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Revenue
Deferred revenue	$ 16,500,000	$ 6,900,000
Other Income/ (Loss), net
Interest income	63,600,000	3,300,000	$ 1,000,000
Interest receivable	21,600,000
Accrued interest receivable write-off	0	0
Foreign exchange gains (losses)	(17,500,000)	(2,800,000)	$ 1,400,000
Income and non-income taxes payable
Income tax payable	$ 800,000	$ 2,800,000